Exhibit 99.1

World Omni Auto Receivables Trust 2022-D

Monthly Servicer Certificate

July 31, 2026

Dates Covered
Collections Period	07/01/26 - 07/31/26
Interest Accrual Period	07/15/26 - 08/16/26
30/360 Days	30
Actual/360 Days	33
Distribution Date	08/17/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/26	154,941,450.09	13,549
Yield Supplement Overcollateralization Amount 06/30/26	7,752,927.38	0
Receivables Balance 06/30/26	162,694,377.47	13,549
Principal Payments	10,089,407.42	362
Defaulted Receivables	239,755.36	16
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/26	7,004,085.70	0
Pool Balance at 07/31/26	145,361,128.99	13,171

Pool Statistics	$ Amount	# of Accounts
Pool Factor	13.17%
Prepayment ABS Speed	1.11%
Aggregate Starting Principal Balance	1,156,658,989.82	50,043

Delinquent Receivables:
Past Due 31-60 days	4,160,405.48	236
Past Due 61-90 days	1,334,006.52	74
Past Due 91-120 days	289,745.47	17
Past Due 121+ days	0.00	0
Total	5,784,157.47	327

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.80%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	1.07%
Delinquency Trigger Occurred	NO

Recoveries	254,818.43
Aggregate Net Losses/(Gains) - July 2026	(15,063.07)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.11%
Prior Net Losses/(Gains) Ratio	-0.23%
Second Prior Net Losses/(Gains) Ratio	-0.27%
Third Prior Net Losses/(Gains) Ratio	0.55%
Four Month Average	-0.02%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.78%

Overcollateralization Target Amount	5,106,453.81
Actual Overcollateralization	5,106,453.81
Weighted Average Contract Rate	5.38%
Weighted Average Contract Rate, Yield Adjusted	10.21%
Weighted Average Remaining Term	24.19

Flow of Funds	$ Amount
Collections	11,084,377.61
Investment Earnings on Cash Accounts	17,709.55
Servicing Fee	(135,578.65)
Transfer to Collection Account	-
Available Funds	10,966,508.51

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	492,946.86
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	-
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	-
(7) Noteholders' Third Priority Principal Distributable Amount	4,473,867.29
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,106,453.81
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	893,240.55

Total Distributions of Available Funds	10,966,508.51

Servicing Fee	135,578.65
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	975,300,000.00
Original Class B	30,630,000.00
Original Class C	15,360,000.00

Total Class A, B, & C
Note Balance @ 07/15/26	149,834,996.28
Principal Paid	9,580,321.10
Note Balance @ 08/17/26	140,254,675.18

Class A-1
Note Balance @ 07/15/26	0.00
Principal Paid	0.00
Note Balance @ 08/17/26	0.00
Note Factor @ 08/17/26	0.0000000%

Class A-2a
Note Balance @ 07/15/26	0.00
Principal Paid	0.00
Note Balance @ 08/17/26	0.00
Note Factor @ 08/17/26	0.0000000%

Class A-2b
Note Balance @ 07/15/26	0.00
Principal Paid	0.00
Note Balance @ 08/17/26	0.00
Note Factor @ 08/17/26	0.0000000%

Class A-3
Note Balance @ 07/15/26	4,224,996.28
Principal Paid	4,224,996.28
Note Balance @ 08/17/26	0.00
Note Factor @ 08/17/26	0.0000000%

Class A-4
Note Balance @ 07/15/26	99,620,000.00
Principal Paid	5,355,324.82
Note Balance @ 08/17/26	94,264,675.18
Note Factor @ 08/17/26	94.6242473%

Class B
Note Balance @ 07/15/26	30,630,000.00
Principal Paid	0.00
Note Balance @ 08/17/26	30,630,000.00
Note Factor @ 08/17/26	100.0000000%

Class C
Note Balance @ 07/15/26	15,360,000.00
Principal Paid	0.00
Note Balance @ 08/17/26	15,360,000.00
Note Factor @ 08/17/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	492,946.86
Total Principal Paid	9,580,321.10
Total Paid	10,073,267.96

Class A-1
Coupon	4.42600%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.51000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month SOFR	3.62539%
Coupon	4.47539%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	5.61000%
Interest Paid	19,751.86
Principal Paid	4,224,996.28
Total Paid to A-3 Holders	4,244,748.14

Class A-4
Coupon	5.70000%
Interest Paid	473,195.00
Principal Paid	5,355,324.82
Total Paid to A-4 Holders	5,828,519.82

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Class C
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to C Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.4826708
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	9.3806080
Total Distribution Amount	9.8632788

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0643677
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	13.7684817
Total A-3 Distribution Amount	13.8328494

A-4 Interest Distribution Amount	4.7500000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	53.7575268
Total A-4 Distribution Amount	58.5075268

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

C Interest Distribution Amount	0.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	466.99
Noteholders' Principal Distributable Amount	533.01

Account Balances	$ Amount
Reserve Account
Balance as of 07/15/26	5,106,453.81
Investment Earnings	15,457.13
Investment Earnings Paid	(15,457.13)
Deposit/(Withdrawal)	-
Balance as of 08/17/26	5,106,453.81
Change	-

Required Reserve Amount	5,106,453.81

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,376,788.01	$1,102,355.51	$1,153,915.54
Number of Extensions	89	70	66
Ratio of extensions to Beginning of Period Receivables Balance	0.85%	0.64%	0.63%